Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Leases Related Assets and Lease Liability	For operating leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms.
	As of June 30,
	2024	2025
	RMB	RMB

Operating lease right-of-use assets, net	58,889	19,898
Operating lease liabilities-current	49,099	16,428
Operating lease liabilities-non-current	16,989	7,016

The following table provides a summary of the Group’s operating lease expenses and short-term lease expenses as of June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Operating lease expenses	37,484	44,854	42,831
Short-term lease expenses	2,272	227	241
	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of operating lease liabilities	25,151	48,176	45,817
Right-of-use assets obtained in exchange for operating lease obligations	95,206	16,258	3,683
	As of June 30,
	2024	2025

Weighted average remaining lease term (in years)	1.44	0.97
Weighted average discount rate	4.75%	4.61%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of June 30, 2025 were as follows:

Amounts
RMB

For the year ended June 30, 2026	21,367
For the year ended June 30, 2027	2,376
Total operating lease payments	23,743
Less: imputed interest	(299)
Present value of operating lease liabilities	23,444